6. EQUITY TRANSACTIONS (Details Narrative) (USD $)	3 Months Ended				9 Months Ended		12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2014	Mar. 31, 2013
Stock issued subscribed, shares issued			43,849
Warants issued			21,924
Proceeds from subscription and warrants			$ 320,800
Proceeds from convertible notes					415,000
Stock issued upon conversion of warrants, shares issued	430,333
Stock issued for services, shares issued	7,486	7,199	4,383
Stock issued for services, amount	54,800	49,090	38,268				392,093	259,035
Stock issued in exchange of note, amount							726,776	1,695,059
Repayment of note payable					500,920	200,000	217,000	29,610
Restricted common stock issued, shares	780	7,806
Restricted common stock issued, amount	8,000	75,000
Loss on debt conversion	(222,939)			0	(2,754,062)	(40,256)	(40,257)	(139,839)
Stock options exercised, shares exercised	1,000
Proceeds from options exercised	9,500
Four investors [Member]
Warants issued		53,465
Restricted common stock issued, shares		53,465
Restricted common stock issued, amount		259,474
Three investors [Member]
Restricted common stock issued, amount		90,000
Common stock and warrants issued		19,500
Two investors [Member]
Proceeds from convertible notes	415,000
Stock issued in exchange of note, shares issued	284,745
Stock issued in exchange of note, amount	597,965
One Investor
Stock issued in exchange of note, shares issued	36,716
Stock issued in exchange of note, amount	189,087
Eight investors [Member]
Warants issued	113,422
December Financing
Proceeds from equity financing	3,001,428
Series A 12 Convertible Notes [Member] | Holder One [Member]
Stock issued in exchange of note, shares issued			314,286
Stock issued in exchange of note, amount			660,000
Series A 12 Convertible Notes [Member] | Holder Two [Member]
Stock issued in exchange of note, shares issued			51,837
Stock issued in exchange of note, amount			116,970
2008 10% Convertible Notes [Member] | Holder One [Member]
Restricted common stock issued, amount		220,349
2008 10% Convertible Notes [Member] | Holder Two [Member]
Restricted common stock issued, shares		9,564
Restricted common stock issued, amount		45,906
Loss on debt conversion		(65,493)
Law Firm Note [Member]
Stock issued in exchange of note, shares issued	3,400
Repayment of note payable	50,000
2010 Convertible Notes
Stock issued in exchange of note, shares issued	112,500
Stock issued in exchange of note, amount	$ 225,000